Redeemable Convertible Preferred Stock - Additional Information (Details) $ / shares in Units, $ in Thousands	1 Months Ended			12 Months Ended
	Jul. 31, 2020 USD ($) shares	Feb. 29, 2020 USD ($) shares	Jun. 30, 2019 USD ($) shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares	Mar. 12, 2020 $ / shares shares	Nov. 30, 2019 shares	Mar. 31, 2019 USD ($) $ / shares
Temporary Equity [Line Items]
Shares Authorized (in shares)				95,997,674	87,366,518
Shares Issued (in shares)				93,328,118	84,514,191
Proceeds from issuance of temporary equity | $				$ 238,641	$ 186,741
Minimum estimated proceeds on public offering for temporary equity to be converted into permanent equity | $				$ 30,000	$ 30,000
Common stock shares voting rights				1	1
Number of directors entitled to be elected by the holders of redeemable convertible preferred stock				1	1
Warrants to Purchase Series C Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Class of warrants or rights exercise price of warrants or rights | $ / shares								$ 0.03
Series Seed Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized (in shares)				4,987,477	4,987,477
Shares Issued (in shares)				4,987,477	4,987,477
Proceeds from issuance of temporary equity | $				$ 0	$ 0
Temporary equity dividend rate percentage				8.00%	8.00%
Series A Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized (in shares)				23,822,492	23,822,492
Shares Issued (in shares)				23,822,492	23,822,492
Proceeds from issuance of temporary equity | $				$ 5,106	$ 5,106
Temporary equity dividend rate percentage				8.00%	8.00%
Series A1 Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized (in shares)				5,742,012	5,742,012
Shares Issued (in shares)				5,742,012	5,742,012
Proceeds from issuance of temporary equity | $				$ 740	$ 740
Temporary equity dividend rate percentage				8.00%	8.00%
Series B Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized (in shares)				13,270,590	13,270,590
Shares Issued (in shares)				13,270,590	13,270,590
Proceeds from issuance of temporary equity | $				$ 23,429	$ 23,429
Temporary equity dividend rate percentage				8.00%	8.00%
Series B1 Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized (in shares)				9,807,852	9,807,952
Shares Issued (in shares)				9,807,952	9,807,952
Proceeds from issuance of temporary equity | $				$ 14,965	$ 14,965
Temporary equity dividend rate percentage				8.00%	8.00%
Series C Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized (in shares)				14,850,340	16,271,056
Shares Issued (in shares)			13,418,728	14,760,594	13,418,729
Proceeds from issuance of temporary equity | $			$ 92,600	$ 92,590	$ 92,590
Class of warrant or right, number securities called by warrants or rights (in shares)						89,747	89,747
Warrants and rights outstanding | $		$ 10,000						$ 11,300
Conversion of convertible securities (in shares)		1,341,865
Proceeds from conversion of convertible securities | $		$ 100
Class of warrant or right, exercise price of warrants or rights (in dollars per share) | $ / shares						$ 6.96
Temporary equity dividend rate percentage				8.00%	8.00%
Series C One Redeemable Convertible Preferred Stock [Member]
Temporary Equity [Line Items]
Temporary equity dividend rate percentage				8.00%	8.00%
Series D Preferred Stock [Member]
Temporary Equity [Line Items]
Shares Authorized (in shares)				10,051,872
Shares Issued (in shares)	7,472,062			7,472,062
Proceeds from issuance of temporary equity | $	$ 51,900			$ 51,900
Class of warrant or right, number securities called by warrants or rights (in shares)						98,723
Temporary equity dividend rate percentage				8.00%	8.00%
Class F Common Stock [Member]
Temporary Equity [Line Items]
Number of directors entitled to be elected by the holders of common stock				2	2